Subsequent Events (Details) - USD ($)	1 Months Ended
	May 31, 2023	Apr. 30, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Jan. 31, 2022	Jun. 15, 2023	Jun. 14, 2023	May 12, 2023	May 11, 2023	Mar. 31, 2023	Jan. 30, 2022
Subsequent Event [Line Items]
Maximum borrowing capacity					$ 33,000,000.0
Loss contingency, damages sought, value	$ 610,000		$ 100,000		$ 500,000	$ 2,300,000			$ 213,000
Operating Segments | A4 Manufacturing - QCA Segment
Subsequent Event [Line Items]
Debt instrument, face amount											$ 5,000,000	$ 7,000,000
Revolving Credit Facility
Subsequent Event [Line Items]
Maximum borrowing capacity	$ 2,500,000
Restricted Stock
Subsequent Event [Line Items]
Shares granted (in shares)	13,750
Convertible Notes Payable
Subsequent Event [Line Items]
Debt instrument term	1 year
Debt instrument, face amount	$ 400,000
Interest rate (as a percent)	12.00%
Convertible Notes Payable | Restricted Stock
Subsequent Event [Line Items]
Shares granted (in shares)	196,250
Notes Payable to Banks
Subsequent Event [Line Items]
Debt instrument term	9 months		6 months	6 months
Debt instrument, face amount	$ 200,000		$ 1,300,000	$ 1,300,000
Interest rate (as a percent)	15.00%		30.00%	30.00%
Notes Payable to Banks | Minimum
Subsequent Event [Line Items]
Debt instrument, face amount			$ 10,000	$ 10,000
Notes Payable to Banks | Maximum
Subsequent Event [Line Items]
Debt instrument, face amount			$ 200,000	$ 200,000
Licensing Agreement
Subsequent Event [Line Items]
Royalty fee					2.50%
Other Commitment, to be Paid, Remainder of Fiscal Year	$ 550,000
Minimum annual payment, year one	600,000				$ 420,000										$ 440,000
Minimum annual payment, year two	620,000				420,000										460,000
Minimum annual payment, year three	660,000				440,000										$ 480,000
Minimum annual payment, year four	$ 700,000				$ 460,000
Licensing Agreement | Minimum
Subsequent Event [Line Items]
Royalty fee															2.50%
Licensing Agreement | Maximum
Subsequent Event [Line Items]
Royalty fee															3.50%
Class B Common Stock
Subsequent Event [Line Items]
Stock converted (in shares)		1,300,000
Common stock, shares authorized (in shares)					10,000,000										10,000,000
Common stock, shares outstanding (in shares)					1,068,512										1,068,512
Common stock, shares issued (in shares)					1,068,512										1,068,512
Preferred Class B
Subsequent Event [Line Items]
Stock converted (in shares)		1
Class A Common Stock
Subsequent Event [Line Items]
Conversion of stock, shares issued (in shares)		1,300,001		1,428		22,662	201,806	37,500		72,152
Common stock, shares authorized (in shares)					200,000,000					295,000,000			200,000,000	295,000,000	200,000,000	195,000,000
Common stock, shares outstanding (in shares)					22,303,333								22,504,669	180,037,350	22,304,761
Common stock, shares issued (in shares)					22,303,333								22,504,669	180,037,350	22,304,761